SUPPLEMENT TO:
THE CALVERT FUND
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert High Yield Bond Fund
STATEMENT OF ADDITIONAL INFORMATION
January 31, 2015, as revised October 20, 2015
Date of Supplement: November 12, 2015
Catherine P. Roy will not serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund or Calvert Ultra-Short Income Fund. Remove all references to Ms. Roy from the section “Portfolio Manager Disclosure.”
Effective November 30, 2015, the statement of additional information is further revised as follows:
Add the following under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Funds – Calvert High Yield Bond Fund” on page 38 below the portfolio manager chart for Vishal Khanduja, CFA:
Calvert: Mauricio Agudelo

Accounts Managed (not including Calvert High Yield Bond Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	0	0
Total Assets in Other Accounts Managed	$2,387,119,755	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$0	$0	$0
Calvert: Brian S. Ellis, CFA

Accounts Managed (not including Calvert High Yield Bond Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	0	0
Total Assets in Other Accounts Managed	$753,567,217	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds – Calvert High Yield Bond Fund” on page 39, add the following information (headings added for ease of reference):

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Calvert High Yield Bond Fund	Calvert	Mauricio Agudelo	None (as of 9/30/15)
		Brian S. Ellis, CFA	$10,001-$50,000 (as of 9/30/15)